Crowdfunding Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Crowdfunding Offering [Abstract]
CROWDFUNDING OFFERING
6.	CROWDFUNDING OFFERING

The Company concluded its offering (the “Crowdfunded Offering”) for up to $5,000,000 of Preferred Stock B class shares on September 3, 2025. The Company achieved the minimum raise as of September 30, 2025. There were 58,744 and 81,273 shares issued at $9.94 a share for the three and nine months ended September 30, 2025, totaling net proceeds of $574,841 and $795,891. The Company issued a total of 75,653 and 269,447 shares for the three and nine months ended September 30, 2024, at $9.94 and $5.93 a share for net proceeds of $347,638 and $1,482,242 respectively related to the crowdfunding.

At conclusion of the crowdfunding there was a total of 675,015 shares issued for total net proceeds of $2,735,671.

6.	CROWDFUNDING OFFERING

The Company is offering (the “Crowdfunded Offering”) up to $5,000,000 of Preferred Stock B class shares. The Company is attempting to raise a minimum amount of $25,000 in this offering and up to $5,000,000 maximum. The Company must receive commitments from investors totaling the minimum amount by the offering deadline listed in the Form C, as amended in order to receive any funds. The Company achieved the minimum raise as of December 31, 2024. The Company issued a total of 276,065 shares for the year ended December 31, 2024, from $5.93 to $9.94 a share for net proceeds of $1,529,803. There were 317,677 shares issued from $2.83 to $5.94 for the period January 31, 2023 (inception) to December 31, 2023, totaling net proceeds of $750,450, related to the crowdfunding.